CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2018
CONTRIBUTED EQUITY [Abstract]
Issued Capital
	Note		2018 US$000	2017 US$000

Issued capital
454,386,181 fully paid ordinary shares (June 30, 2017: 316,425,699)	14(a	)	102,278	81,194
			102,278	81,194

Notes:

[1]	Ordinary shares have no par value and the company does not have a limited amount of authorised capital.

(a)	Movements in issued capital

	Thousands of Shares	US$000

2018
Opening balance at July 1, 2017	316,426	81,194
Institutional placement (May 2018)	31,818	5,275
Institutional entitlement offer (May 2018)	55,593	9,215
Retail entitlement offer (June 2018)	50,049	8,188
Share issue costs	-	(1,714)
Exercise of employee options and placement options	500	120
Closing balance at June 30, 2018	454,386	102,278

2017
Opening balance at July 1, 2016	154,899	32,833
Share placement (August 2016)	38,200	4,903
Share placement (December 2016)	19,248	5,951
Share placement (April – June 2017)	101,923	39,810
Share issue costs	-	(2,941)
Exercise of employee options and placement options	2,156	638
Closing balance at June 30, 2017	316,426	81,194